Significant equity transactions, mergers and acquisitions and investments- Alibaba pictures (Details) ¥ in Millions, $ in Millions, $ in Millions	1 Months Ended				12 Months Ended
	Mar. 31, 2019 CNY (¥)	Mar. 31, 2019 HKD ($)	May 31, 2017 CNY (¥)	May 31, 2017 HKD ($)	Mar. 31, 2020 CNY (¥)	Mar. 31, 2019 CNY (¥)	Mar. 31, 2018 CNY (¥)	Mar. 31, 2020 USD ($)	Feb. 28, 2019
Acquisition
Impairment charges relating to the equity method investments					¥ 11,824	¥ 493
Cash consideration					16,022	48,206	¥ 17,300
The allocation of the purchase price at the date of acquisition
Goodwill	¥ 264,935				276,782	264,935	162,149	$ 39,089
Total purchase price is comprised of:
- cash consideration					¥ 16,022	¥ 48,206	17,300
User base and customer relationships | Maximum
Total purchase price is comprised of:
Estimated amortization periods					16 years
Non-compete agreement | Maximum
Total purchase price is comprised of:
Estimated amortization periods					6 years
Developed technology and patents | Maximum
Total purchase price is comprised of:
Estimated amortization periods					7 years
Trade names, trademarks and domain names | Maximum
Total purchase price is comprised of:
Estimated amortization periods					20 years
Alibaba Pictures
Acquisition
Impairment charges relating to the equity method investments							18,116
Cash consideration	¥ 1,069	$ 1,250
Equity interest (as a percent)									49.00%
Equity interest in consolidated subsidiary (as a percent)	51.00%					51.00%
The allocation of the purchase price at the date of acquisition
Net assets acquired	¥ 11,766					¥ 11,766
Goodwill	18,750					18,750
Deferred tax liabilities	(969)					(969)
Noncontrolling interests	(16,899)					(16,899)
Total	17,298					17,298
Total purchase price is comprised of:
- cash consideration	1,069	$ 1,250
- fair value of previously held equity interests	16,229
Total	17,298
Cash, cash equivalents and short-term investments	4,444					4,444
Investment securities	¥ 5,065					5,065
Weighted average amortization period	11 years 4 months 24 days	11 years 4 months 24 days
Gain recognized in relation to the revaluation of previously held equity interest relating to the step acquisition						5,825
Alibaba Pictures | Maximum
Total purchase price is comprised of:
Estimated amortization periods	15 years	15 years
Alibaba Pictures | User base and customer relationships
The allocation of the purchase price at the date of acquisition
Amortizable intangible assets	¥ 2,979					2,979
Alibaba Pictures | License
The allocation of the purchase price at the date of acquisition
Amortizable intangible assets	934					934
Alibaba Pictures | Developed technology and patents
The allocation of the purchase price at the date of acquisition
Amortizable intangible assets	516					516
Alibaba Pictures | Trade names, trademarks and domain names
The allocation of the purchase price at the date of acquisition
Amortizable intangible assets	¥ 221					¥ 221
Intime
Acquisition
Cash consideration			¥ 11,131	$ 12,605
Equity interest in consolidated subsidiary (as a percent)			74.00%
The allocation of the purchase price at the date of acquisition
Net assets acquired			¥ 20,920
Goodwill			4,757
Deferred tax liabilities			(2,790)
Noncontrolling interests			(6,301)
Total			17,805
Total purchase price is comprised of:
- cash consideration			11,131	$ 12,605
- fair value of previously held equity interests			6,674
Total			¥ 17,805
Weighted average amortization period			10 years 1 month 6 days	10 years 1 month 6 days
Gain recognized in relation to the revaluation of previously held equity interest relating to the step acquisition							¥ 1,861
Intime | Maximum
Total purchase price is comprised of:
Estimated amortization periods			11 years	11 years
Intime | User base and customer relationships
The allocation of the purchase price at the date of acquisition
Amortizable intangible assets			¥ 72
Intime | Developed technology and patents
The allocation of the purchase price at the date of acquisition
Amortizable intangible assets			16
Intime | Trade names, trademarks and domain names
The allocation of the purchase price at the date of acquisition
Amortizable intangible assets			¥ 1,131